Description of Business and Basis of Presentation (Details 2) (USD $)	12 Months Ended		10 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012	Dec. 30, 2012
Business
Retained earnings (deficit)	$ 32,001,000	$ (1,117,000)
Dividend from joint venture		577,000
Exchange loss	426,000	420,000
Predecessor
Business
Dividend from joint venture			11,624,000
Exchange loss			(1,819,000)
SFDN
Business
Ownership percentage	50.00%
Fair value purchase accounting adjustment in carrying value of investment	8,000,000
Retained earnings (deficit)	1,000,000	1,600,000
Declared dividends				15,400,000
Dividend from joint venture		600,000
Exchange loss	400,000	100,000
Tax provision on undistributed earnings considered retained indefinitely for reinvestment	0
SFDN | Predecessor
Business
Dividend from joint venture			$ 11,600,000
Grupo Calimax
Business
Ownership percentage	50.00%
Grupo Calimax | SFDN
Business
Ownership percentage	50.00%
SFDN
Business
Number of stores operated	14